                           [CANADA LIFE LETTERHEAD]

August, 2001



Dear Policyholder:

Enclosed is the Prestige Series Variable Universal Life Semi-Annual Report for the period ending June 30, 2001. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Sincerely,


Ronald E. Beettam

Encl.


                                                [CANADA LIFE PRESTIGE SERIES LOGO]

VARIABLE UNIVERSAL LIFE                                                          ADJUSTED AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                                             UNDERLYING FUNDS FOR THE PERIODS ENDING JUNE 30, 2001
----------------------------------------------             ------------------------------------------------------------------------
                                                           Adjusted to Reflect All Policy Charges Except Cost of Insurance Charges.


                                                                                                  One         Three        Five
Portfolio Type                                  Portfolio                             YTD         Year         Year        Year
-----------------------------------------------------------------------------------------------------------------------------------
International Growth      Berger IPT-International                                 (100.00)%     (100.00)%    (63.17)%       N/A
                          Fidelity VIP Overseas                                    (100.00)%     (100.00)%    (64.67)%    (16.81)%
                          Montgomery Variable Series: Emerging Markets Fund        (100.00)%     (100.00)%    (67.12)%       N/A
                          Seligman Global Technology                               (100.00)%     (100.00)%       N/A         N/A
                        -----------------------------------------------------------------------------------------------------------
Specialty Portfolio       Seligman Communications & Information Portfolio          (100.00)%     (100.00)%    (34.53)%      0.09 %
                        -----------------------------------------------------------------------------------------------------------
Aggressive Growth         Alger American Leveraged AllCap                          (100.00)%     (100.00)%    (38.23)%     (2.14)%
                          Alger American Small Capitalization                      (100.00)%     (100.00)%    (78.33)%    (25.13)%
                          Berger IPT-Small Company Growth                          (100.00)%     (100.00)%    (44.14)%       N/A
                          Seligman Frontier Portfolio                              (100.00)%     (100.00)%    (74.88)%    (22.35)%
                          Seligman Small Cap Value                                 (100.00)%         N/A         N/A         N/A
                        -----------------------------------------------------------------------------------------------------------
Growth                    Alger American Growth                                    (100.00)%     (100.00)%    (48.84)%     (3.66)%
                          Alger American MidCap Growth                             (100.00)%     (100.00)%    (38.25)%     (3.72)%
                          Dreyfus VIF-Appreciation                                 (100.00)%     (100.00)%    (56.53)%     (6.30)%
                          Fidelity VIP Growth                                      (100.00)%     (100.00)%    (48.80)%     (6.89)%
                          Fidelity VIP II Contrafund(R)                            (100.00)%     (100.00)%    (54.02)%     (7.31)%
                          Fidelity VIP III Growth Opportunities                    (100.00)%     (100.00)%    (73.13)%    (15.19)%
                          Goldman Sachs VIT Capital Growth                         (100.00)%     (100.00)%       N/A         N/A
                          Goldman Sachs VIT CORE/sm/ U.S. Equity Portfolio         (100.00)%     (100.00)%       N/A         N/A
                          Montgomery Variable Series: Growth Fund                  (100.00)%     (100.00)%    (71.65)%       N/A
                          Dreyfus Socially Responsible Growth Fund, Inc.           (100.00)%     (100.00)%    (58.52)%     (8.00)%
                          Fidelity VIP II Index 500                                (100.00)%     (100.00)%    (56.73)%     (6.55)%
                        -----------------------------------------------------------------------------------------------------------
Growth & Income           Dreyfus VIF Growth and Income Portfolio                  (100.00)%     (100.00)%    (52.19)%    (13.45)%
                          Goldman Sachs VIT Growth and Income                      (100.00)%     (100.00)%       N/A         N/A
                        -----------------------------------------------------------------------------------------------------------
Balanced                  Fidelity VIP Asset Manager                               (100.00)%     (100.00)%    (58.63)%    (12.98)%
                        -----------------------------------------------------------------------------------------------------------
Income                    Fidelity VIP High Income                                 (100.00)%     (100.00)%    (91.61)%    (27.54)%
                          Fidelity VIP II Investment Grade Bond                    (100.00)%     (100.00)%    (52.29)%    (15.38)%
                          Goldman Sachs VIT Global Income Portfolio                (100.00)%     (100.00)%       N/A         N/A
                        -----------------------------------------------------------------------------------------------------------
Capital Preservation      Fidelity VIP Money Market*                               (100.00)%     (100.00)%    (53.18)%    (17.63)%
                        -----------------------------------------------------------------------------------------------------------

                                                                                     Ten           Since Fund      Fund Inception
Portfolio Type                                  Portfolio                            Year          Inception            Date
----------------------------------------------------------------------------------------------------------------------------------
International Growth      Berger IPT-International                                    N/A           (29.97)%          05/01/97
                          Fidelity VIP Overseas                                       0.90 %         (0.10)%          01/28/87
                          Montgomery Variable Series: Emerging Markets Fund           N/A           (29.34)%          02/02/96
                          Seligman Global Technology                                  N/A          (100.00)%          05/01/00
                        ----------------------------------------------------------------------------------------------------------
Specialty Portfolio       Seligman Communications & Information Portfolio             N/A             8.31 %          10/11/94
                        ----------------------------------------------------------------------------------------------------------
Aggressive Growth         Alger American Leveraged AllCap                             N/A            13.87 %          01/25/95
                          Alger American Small Capitalization                         1.71 %          6.07 %          09/21/88
                          Berger IPT-Small Company Growth                             N/A            (9.59)%          05/01/96
                          Seligman Frontier Portfolio                                 N/A            (3.19)%          10/11/94
                          Seligman Small Cap Value                                    N/A          (100.00)%
                        ----------------------------------------------------------------------------------------------------------
Growth                    Alger American Growth                                      11.50 %         11.08 %          01/09/89
                          Alger American MidCap Growth                                N/A            10.68 %          05/03/93
                          Dreyfus VIF-Appreciation                                    N/A             6.17 %          03/01/93
                          Fidelity VIP Growth                                        10.07 %          7.78 %          10/09/86
                          Fidelity VIP II Contrafund(R)                               N/A             5.04 %          01/03/95
                          Fidelity VIP III Growth Opportunities                       N/A            (2.54)%          01/03/95
                          Goldman Sachs VIT Capital Growth                            N/A           (45.05)%          04/30/98
                          Goldman Sachs VIT CORE/sm/ U.S. Equity Portfolio            N/A           (45.21)%          02/13/98
                          Montgomery Variable Series: Growth Fund                     N/A           (10.56)%          02/09/96
                          Dreyfus Socially Responsible Growth Fund, Inc.              N/A             4.33 %          10/07/93
                          Fidelity VIP II Index 500                                   N/A             6.19 %          08/27/92
                        ----------------------------------------------------------------------------------------------------------
Growth & Income           Dreyfus VIF Growth and Income Portfolio                     N/A             3.35 %          05/02/94
                          Goldman Sachs VIT Growth and Income                         N/A           (55.11)%          01/12/98
                        ----------------------------------------------------------------------------------------------------------
Balanced                  Fidelity VIP Asset Manager                                  3.10 %          3.25 %          09/06/89
                        ----------------------------------------------------------------------------------------------------------
Income                    Fidelity VIP High Income                                   (0.70)%         (0.11)%          09/19/85
                          Fidelity VIP II Investment Grade Bond                       0.22 %          0.50 %          12/05/88
                          Goldman Sachs VIT Global Income Portfolio                   N/A           (41.78)%          01/12/98
                        ----------------------------------------------------------------------------------------------------------
Capital Preservation      Fidelity VIP Money Market*                                 (2.40)%         (0.71)%          04/01/82
                        ----------------------------------------------------------------------------------------------------------

The performance figures reflect a Policy issued to a male, age 45, under a preferred underwriting class, with a face amount of $250,000.
It is assumed that an annual premium payment of $4,350 was made at the beginning of each Policy year. The performance information is calculated after deducting total underlying Fund expenses, the Monthly Administration Fee, Monthly Mortality and Expense Risk Charge, Payment Expense Charge, Monthly Expense Charges, and Surrender Charges. The performance information does NOT reflect Cost of Insurance Charges. The performance information assumes that no partial withdrawals have been made, no transfers above 12 have been made in any Policy year, and that there are no Policy riders. The Cost of Insurance Charges, Monthly Expense Charge, and Surrender Charges vary with each Policy and depend upon certain factors, such as sex, age, and underwriting class of the insured. The returns would have been significantly lower if Cost of Insurance Charges were reflected.

* The yield more closely reflects the current earnings of the Fidelity VIP Money Market Portfolio than its total return. The Fidelity VIP Money Market Portfolio current yield (annualized yield for a seven day period ended June 30, 2001) is 3.81%. The Fidelity VIP Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fidelity VIP Money Market Portfolio seeks to preserve the value of fund shares at $1.00 per share, it is possible to lose money by investing in the Fidelity VIP Money Market Portfolio. The 1 year Fixed Account interest rate is 4.95% as of July 1, 2001.

Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures reflect performance as if The Prestige Series/sm/ VUL existed at the inception of these portfolios. Contact your registered representative or call Canada Life Insurance Company of America at (800) 829-7099 for a Prospectus containing full details including information on fees and charges. Please read the Prospectus carefully before investing or sending money. Policy Owners should also refer to the hypothetical illustrations as set forth in Appendix D - Examples of Death Benefit, Policy Values, and Accumulated Payments of the Prospectus and should request personalized illustrations which reflects the cost of your policy's insurance protection.

Date of first use July 19, 2000
VULPR                         VUL Performance Report


                                                [CANADA LIFE PRESTIGE SERIES LOGO]
                                                                                      ADJUSTED AVERAGE ANNUAL TOTAL RETURNS FOR THE
VARIABLE UNIVERSAL LIFE                                                       UNDERLYING FUNDS FOR THE PERIODS ENDING JUNE 30, 2001
-----------------------                                     -----------------------------------------------------------------------
                                                            Adjusted to Reflect All Policy Charges Except Cost of Insurance Charges.
                                                              Payment Expense Charge, Monthly Expense Charges and Surrender Charges.


                                                                                                   One         Three        Five
Portfolio Type                                Portfolio                                YTD        Year          Year        Year
------------------------------------------------------------------------------------------------------------------------------------
International Growth        Berger IPT-International                                 (25.63)%     (25.00)%     (3.66)%       N/A
                            Fidelity VIP Overseas                                    (23.52)%     (27.35)%     (4.37)%      3.34 %
                            Montgomery Variable Series: Emerging Markets Fund        (16.59)%     (29.51)%     (5.48)%       N/A
                            Seligman Global Technology                               (23.60)%     (38.61)%       N/A         N/A
                          ---------------------------------------------------------------------------------------------------------
Specialty Portfolio         Seligman Communications & Information Portfolio           (2.21)%     (29.69)%     12.21 %     16.65 %
                          ---------------------------------------------------------------------------------------------------------
Aggressive Growth           Alger American Leveraged AllCap                          (22.82)%     (34.42)%      9.90 %     14.82 %
                            Alger American Small Capitalization                      (31.87)%     (40.46)%    (10.10)%     (2.59)%
                            Berger IPT-Small Company Growth                          (27.35)%     (32.94)%      6.37 %       N/A
                            Seligman Frontier Portfolio                              (16.19)%     (21.72)%     (8.76)%     (0.66)%
                            Seligman Small Cap Value                                  (4.68)%        N/A         N/A         N/A
                          ---------------------------------------------------------------------------------------------------------
Growth                      Alger American Growth                                    (17.81)%     (25.94)%      3.69 %     13.57 %
                            Alger American MidCap Growth                             (16.62)%     (14.71)%      9.89 %     13.52 %
                            Dreyfus VIF-Appreciation                                 (19.01)%     (15.67)%     (0.41)%     11.44 %
                            Fidelity VIP Growth                                      (21.94)%     (27.43)%      3.71 %     10.97 %
                            Fidelity VIP II Contrafund(R)                            (22.20)%     (20.15)%      0.89 %     10.63 %
                            Fidelity VIP III Growth Opportunities                    (21.18)%     (25.78)%     (8.05)%      4.55 %
                            Goldman Sachs VIT Capital Growth                         (19.75)%     (22.06)%       N/A         N/A
                            Goldman Sachs VIT CORE/sm/ U.S. Equity                   (18.93)%     (20.10)%       N/A         N/A
                            Montgomery Variable Series: Growth Fund                  (25.14)%     (29.29)%     (7.44)%       N/A
                            Dreyfus Socially Responsible Growth Fund, Inc.           (25.83)%     (30.96)%     (1.41)%     10.09 %
                            Fidelity VIP II Index 500                                (19.31)%     (20.54)%     (0.51)%     11.24 %
                          ---------------------------------------------------------------------------------------------------------
Growth & Income             Dreyfus VIF Growth and Income Portfolio                  (13.72)%      (8.88)%      1.86 %      5.86 %
                            Goldman Sachs VIT Growth and Income                      (18.70)%     (17.10)%       N/A         N/A
                          ---------------------------------------------------------------------------------------------------------
Balanced                    Fidelity VIP Asset Manager                               (16.67)%     (14.14)%     (1.47)%      6.22 %
                          ---------------------------------------------------------------------------------------------------------
Income                      Fidelity VIP High Income                                 (19.81)%     (30.14)%    (14.65)%     (4.22)%
                            Fidelity VIP II Investment Grade Bond                    (10.45)%       1.37 %      1.81 %      4.40 %
                            Goldman Sachs VIT Global Income Portfolio                (11.17)%      (0.92)%       N/A         N/A
                          ---------------------------------------------------------------------------------------------------------
Capital Preservation        Fidelity VIP Money Market*                               (11.35)%      (3.11)%      1.33 %      2.74 %
                          ---------------------------------------------------------------------------------------------------------

                                                                                        Ten          Since Fund      Fund Inception
Portfolio Type                                Portfolio                                 Year          Inception          Date
-----------------------------------------------------------------------------------------------------------------------------------
International Growth        Berger IPT-International                                      N/A            0.43 %         05/01/97
                            Fidelity VIP Overseas                                        6.66%           5.71 %         01/28/87
                            Montgomery Variable Series: Emerging Markets Fund             N/A           (7.27)%         02/02/96
                            Seligman Global Technology                                    N/A          (41.27)%         05/01/00
                          ----------------------------------------------------------------------------------------------------------
Specialty Portfolio         Seligman Communications & Information Portfolio               N/A           18.05 %         10/11/94
                          ----------------------------------------------------------------------------------------------------------
Aggressive Growth           Alger American Leveraged AllCap                               N/A           23.82 %         01/25/95
                            Alger American Small Capitalization                          7.41%          11.56 %         09/21/88
                            Berger IPT-Small Company Growth                               N/A            8.17 %         05/01/96
                            Seligman Frontier Portfolio                                   N/A            7.89 %         10/11/94
                            Seligman Small Cap Value                                      N/A          (72.82)%         05/01/01
                          ----------------------------------------------------------------------------------------------------------
Growth                      Alger American Growth                                       16.78%          16.37 %         01/09/89
                            Alger American MidCap Growth                                  N/A           17.76 %         05/03/93
                            Dreyfus VIF-Appreciation                                      N/A           13.44 %         03/01/93
                            Fidelity VIP Growth                                         15.40%          13.20 %         10/09/86
                            Fidelity VIP II Contrafund(R)                                 N/A           15.69 %         01/03/95
                            Fidelity VIP III Growth Opportunities                         N/A            9.07 %         01/03/95
                            Goldman Sachs VIT Capital Growth                              N/A            3.77 %         04/30/98
                            Goldman Sachs VIT CORE/sm/ U.S. Equity                        N/A            0.97 %         02/13/98
                            Montgomery Variable Series: Growth Fund                       N/A            6.44 %         02/09/96
                            Dreyfus Socially Responsible Growth Fund, Inc.                N/A           12.51 %         10/07/93
                            Fidelity VIP II Index 500                                     N/A           12.75 %         08/27/92
                          ----------------------------------------------------------------------------------------------------------
Growth & Income             Dreyfus VIF Growth and Income Portfolio                       N/A           12.60 %         05/02/94
                            Goldman Sachs VIT Growth and Income                           N/A           (5.39)%         01/12/98
                          ----------------------------------------------------------------------------------------------------------
Balanced                    Fidelity VIP Asset Manager                                   8.73%           8.87 %         09/06/89
                          ----------------------------------------------------------------------------------------------------------
Income                      Fidelity VIP High Income                                     5.15%           5.70 %         09/19/85
                            Fidelity VIP II Investment Grade Bond                        6.02%           6.28 %         12/05/88
                            Goldman Sachs VIT Global Income Portfolio                     N/A            1.81 %         01/12/98
                          ----------------------------------------------------------------------------------------------------------
Capital Preservation        Fidelity VIP Money Market*                                   3.56%           5.15 %         04/01/82
                          ----------------------------------------------------------------------------------------------------------

The performance information is calculated after deducting total underlying Fund expenses and all Policy charges, other than the Payment Expense Charge, Cost of Insurance Charges, Monthly Expense Charges, and Surrender Charges.
The performance information assumes that no partial withdrawals have been made, no transfers above 12 have been made in any Policy year, and that there are no Policy riders. The Cost of Cost of Insurance Charges, Monthly Expense Charge, and Surrender Charges vary with each Policy and depend upon certain factors, such as sex, age, and underwriting class of the insured. The Payment Expense Charge equals 6.00% of each payment made under the Policy. The returns would have been significantly lower if such charges were reflected.

* The yield more closely reflects the current earnings of the Fidelity VIP Money Market Portfolio than its total return. The Fidelity VIP Money Market Portfolio current yield (annualized yield for a seven day period ended June 30, 2001) is 3.81%. The Fidelity Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fidelity VIP Money Market Portfolio seeks to preserve the value of fund shares at $10.00 per share, it is possible to lose money by investing in the Fidelity VIP Money Market Portfolio. The 1 year Fixed Account interest rate is 4.95% as of July 1, 2001.

Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures reflect performance as if Prestige Series/sm/ VUL existed at the inception of these portfolios. Contact your registered representative or call Canada Life Insurance Company of America at (800) 829-7099 for a Prospectus containing full details including information on fees and charges. Please read the Prospectus carefully before investing or sending money. Policy Owners should also refer to the hypothetical illustrations as set forth in Appendix D - Examples of Death Benefit, Policy Values, and Accumulated Payments of the Prospectus and should request personalized illustrations which reflects the cost of your policy's insurance protection.

Date of first use July 19, 2000
VULPR                         VUL Performance Report

The attached are incorprated by reference herein to the semi-annual reports filed on behalf of the following:

The Alger American Fund, filed August 24, 2001
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

Berger Institutional Products Trust, filed August 24, 2001
     Portfolios which include: Berger IPT-International Fund; Beger IPT-Small Company Growth

Dreyfus Variable Investment Fund, filed August 28, 2001
     Portfolios which include: Dreyfus VIF-Growth and Income; Dreyfus VIF-Appreciation

The Dreyfus Socially Responsible Growth Fund, Inc., filed August 24, 2001
     Portfolios which include: Dreyfus Socially Responsible Growth Fund, Inc.

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2001
     Portfolios which include: Fidelity VIP Growth

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2001
     Portfolios which include: Fidelity VIP High Income

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2001
     Portfolios which include: Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2001
     Portfolios which include:  Fidelity VIP Money Market

Fidelity Investments Variable Insurance Products Fund II, filed June 30, 2001
     Portfolios which include: Fidelity VIP II Investment Grade Bond

Fidelity Investments Variable Insurance Products Fund II, filed June 30, 2001
     Portfolios which include: Fidelity VIP II Asset Manager

Fidelity Investments Variable Insurance Products Fund II, filed June 30, 2001
     Portfolios which include: Fidelity VIP II Index 500; Fidelity VIP II Contrafund

Fidelity Investments Variable Insurance Products Fund III, filed June 30, 2001
     Portfolios which include: Fidelity VIP III Growth Opportunities

Goldman Sachs Variable Insurance Trust, filed August 24, 2001
     Portfolios which include: Goldman Sachs VIT Capitol Growth, Goldman Sachs VIT Core U.S. Equity Portfolio, Goldman Sachs VIT Global Income Portfolio, Goldman Sachs VIT Growth & Income

Seligman Portfolios, Inc., filed August 30, 2001
     Portfolios which include: Seligman Communications and Information; Seligman Frontier; Seligman Global Technology; and Seligman Small Cap Value

The Montgomery Funds III, filed June 30, 2001
     Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund